UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Keel Capital Management, LLC
Address: 2 Stamford Landing, Suite 220
         68 Southfield Ave.
         Stamford, CT  06902

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JoAnn V. Robinson
Title:     Chief Compliance Officer
Phone:     203 388-2905

Signature, Place, and Date of Signing:

       /s/   JoAnn V. Robinson     Stamford, CT     May 12, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $122,760 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     2889   112880 SH       SOLE                   112880        0        0
ABB LTD                        SPONSORED ADR    000375204     2824   225000 SH       SOLE                   225000        0        0
ACTIVISION INC NEW             COM NEW          004930202     2170   157357 SH       SOLE                   157357        0        0
ALCATEL                        SPONSORED ADR    013904305     1309    85000 SH       SOLE                    85000        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     6043   176400 SH       SOLE                   176400        0        0
AMERICAN TOWER CORP            CL A             029912201     6294   207600 SH       SOLE                   207600        0        0
AQUANTIVE INC                  COM              03839G105     3178   135000 SH       SOLE                   135000        0        0
ARRIS GROUP INC                COM              04269Q100     1514   110000 SH       SOLE                   110000        0        0
BOOKHAM INC                    COM              09856E105     1908   200000 SH       SOLE                   200000        0        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     2004   300000 SH       SOLE                   300000        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107     3392    93000 SH       SOLE                    93000        0        0
CHOICEPOINT INC                COM              170388102     1790    40000 SH       SOLE                    40000        0        0
CNET NETWORKS INC              COM              12613R104     1492   105000 SH       SOLE                   105000        0        0
CONEXANT SYSTEMS INC           COM              207142100      794   230000 SH       SOLE                   230000        0        0
COVAD COMMUNICATIONS GROUP I   COM              222814204     1512   783600 SH       SOLE                   783600        0        0
DELL INC                       COM              24702R101     1488    50000 SH       SOLE                    50000        0        0
DOLBY LABORATORIES INC         COM              25659T107     1857    88830 SH       SOLE                    88830        0        0
E M C CORP MASS                COM              268648102     2726   200000 SH       SOLE                   200000        0        0
ECI TELECOM LTD                ORD              268258100     1133   100000 SH       SOLE                   100000        0        0
ENERGY CONVERSION DEVICES IN   COM              292659109     2213    45000 SH       SOLE                    45000        0        0
EQUINIX INC                    COM NEW          29444U502     5584    86950 SH       SOLE                    86950        0        0
ESSEX CORP                     COM              296744105     2601   118130 SH       SOLE                   118130        0        0
HARMONIC INC                   COM              413160102     1911   300000 SH       SOLE                   300000        0        0
HONEYWELL INTL INC             COM              438516106     1922    44940 SH       SOLE                    44940        0        0
IDENTIX INC                    COM              451906101     2919   366680 SH       SOLE                   366680        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1735    20000 SH       SOLE                    20000        0        0
LO-JACK CORP                   COM              539451104     1681    70087 SH       SOLE                    70087        0        0
LOGITECH INTERNATIONAL S A     SPONSORED ADR    541419107     2188    55000 SH       SOLE                    55000        0        0
MANHATTAN ASSOCS INC           COM              562750109     1650    75000 SH       SOLE                    75000        0        0
NAPSTER INC                    COM              630797108     1352   401215 SH       SOLE                   401215        0        0
NETFLIX COM INC                COM              64110L106     1450    50000 SH       SOLE                    50000        0        0
NII HLDGS INC                  CL B NEW         62913F201     6823   115710 SH       SOLE                   115710        0        0
NTL INC NEW                    COM              62941W101     1456    50000 SH       SOLE                    50000        0        0
NVIDIA CORP                    COM              67066G104     2863    50000 SH       SOLE                    50000        0        0
OPSWARE INC                    COM              68383A101     2202   257000 SH       SOLE                   257000        0        0
PORTALPLAYER INC               COM              736187204     1445    65000 SH       SOLE                    65000        0        0
REALNETWORKS INC               COM              75605L104      878   106370 SH       SOLE                   106370        0        0
RED HAT INC                    COM              756577102     1452    51910 SH       SOLE                    51910        0        0
REGAL ENTMT GROUP              CL A             758766109     3762   200000 SH       SOLE                   200000        0        0
RF MICRODEVICES INC            COM              749941100     2924   338050 SH       SOLE                   338050        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     5258   224622 SH       SOLE                   224622        0        0
SHAW GROUP INC                 COM              820280105     2292    75400 SH       SOLE                    75400        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     3366    94910 SH       SOLE                    94910        0        0
SUN MICROSYSTEMS INC           COM              866810104     1935   377200 SH       SOLE                   377200        0        0
SUPERTEX INC                   COM              868532102     1505    40000 SH       SOLE                    40000        0        0
SYMANTEC CORP                  COM              871503108     2524   150000 SH       SOLE                   150000        0        0
TALEO CORP                     CL A             87424N104      653    50000 SH       SOLE                    50000        0        0
TELLABS INC                    COM              879664100     1543    97050 SH       SOLE                    97050        0        0
VERISIGN INC                   COM              92343E102     2655   110660 SH       SOLE                   110660        0        0
WARNER MUSIC GROUP CORP        COM              934550104     1982    91400 SH       SOLE                    91400        0        0
WEBSIDESTORY INC               COM              947685103     1719   100000 SH       SOLE                   100000        0        0